Total revenues - Schedule of the revenue recognition of upfront payments, license fees and milestone payments and the impact of the adoption of IFRS 15 (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total collaboration revenues	€ 417,681	€ 470,093	€ 478,051
Gilead [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payments		194,363
Royalties		19,984
Gilead [member] | Collaboration agreement for filgotinib
Disclosure of disaggregation of revenue from contracts with customers [line items]
Milestone payments	34,777	32,408	46,261
Gilead [member] | Filgotinib Amendment December152020 Member | Filgotinib additional consideration
Disclosure of disaggregation of revenue from contracts with customers [line items]
Royalties	10,700		16,200
Gilead [member] | Filgotinib Amendment December2021 Member | Filgotinib additional consideration
Disclosure of disaggregation of revenue from contracts with customers [line items]
Royalties		€ 3,800
Novartis | Collaboration agreement for MOR106
Disclosure of disaggregation of revenue from contracts with customers [line items]
Reimbursement income	€ 56		€ 4,125